Fair Value Measurements - Changes in Fair Value of Warrant Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Changes in Fair Value of Warrant Liabilities [Line Items]
Change in fair value of warrant liabilities	$ (9,846,532)
Private Placement [Member]
Changes in Fair Value of Warrant Liabilities [Line Items]
Fair value as of December 31, 2025	3,668,436
Warrants exercised for common shares	(626,379)
Change in fair value of warrant liabilities	(2,069,880)
Fair value as of June 30, 2026	972,177
Public [Member]
Changes in Fair Value of Warrant Liabilities [Line Items]
Fair value as of December 31, 2025	11,323,046
Warrants exercised for common shares	(1,150)
Change in fair value of warrant liabilities	(7,776,652)
Fair value as of June 30, 2026	3,545,244
Warrant Liabilities [Member]
Changes in Fair Value of Warrant Liabilities [Line Items]
Fair value as of December 31, 2025	14,991,482
Warrants exercised for common shares	(627,529)
Change in fair value of warrant liabilities	(9,846,532)
Fair value as of June 30, 2026	$ 4,517,421